UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

James A. Dinsmore
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Bancroft Fund Ltd.

Semiannual Report — March 31, 2023

(Y)our Portfolio Management Team

Thomas H. Dinsmore, CFA BS, Wharton School of Business MA, Fairleigh Dickinson University	James A. Dinsmore, CFA BA, Cornell University MBA, Rutgers University

To Our Shareholders,

For the five month period ended March 31, 2023, the net asset value (NAV) total return of the Bancroft Fund Ltd. was 0.3% compared with total returns of 2.1% and 4.0% for the ICE Bank of America U.S. Convertibles Index and the Bloomberg Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was (2.5)%. The Fund’s NAV per share was $19.89, while the price of the publicly traded shares closed at $16.99 on the NYSE American. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2023.

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Fiscal 2023 has seen continued monetary tightening by the Federal Reserve, continued inflation and some disruption in the banking industry with the fall of Silicon Valley Bank, and the mandated merger of Credit Suisse. Despite these events, the Fund’s performance has improved during the last six months and has been consistent with its convertible securities benchmarks and with U.S. Corporate and U.S. Government fixed income results.

During this period issuance of new convertibles has modestly improved. In the first quarter of calendar 2023 there were 18 new convertible securities issued with proceeds totaling $11 billion, an improvement over 1Q 2022 but still slower than most of the last decade. That said, the terms of these issues continue to stay at more attractive levels to the buyer than they were through early 2022 and in 2021, with higher yields and lower premiums. This pace of issuance implies a material improvement over the 58 issues that generated $28.4B in calendar 2022.

On March 31, 2023, Bancroft Fund’s portfolio had a weighted average yield to best of 5.7%, a weighted average current yield of 2.5%, a weighted average premium to conversion value of 133%, a median premium to conversion value of 38%, a weighted average delta of 52%, and a duration of 2 years. Equity equivalent issues make up 13% of the Fund, total return makes up 56%, and fixed income equivalents make up 31%.

Among our stronger performing positions for the period were: Mercado Libre Inc.2%, 8/15/28 (2.1% of total investments as of March 31, 2023) operates Mercado Libre Marketplace, an online commerce platform in Latin America that enables businesses, merchants, and individuals to list merchandise and conduct sales and purchases online; indie Semiconductor Inc. 4.5%, 11/15/27 (2.0%), which provides automotive semiconductors and software solutions for advanced driver assistance systems, autonomous vehicle, in-cabin, connected car, and electrification applications in the North and South America, Greater China, and the Pacific Rim, and Europe; and Aptiv $5.50 preferred (No longer held as of March 31, 2023), which engages in design, manufacture, and sale of vehicle components worldwide, the company provides electrical, electronic, and safety technology solutions to the automotive and commercial vehicle markets.

Some of the weaker holdings in the portfolio included: Innovative Industrial Properties Inc. 3.75%, 2/21/24 (no longer held as of March 31, 2023) is a self-advised corporation focused on the acquisition, ownership, and management of specialized properties leased to experienced, state licensed operators for their regulated medical use cannabis facilities; Invacare Corp. 4.25% 3/15/26 (0.0%), together with its subsidiaries, designs, manufactures, distributes, and exports medical equipment for use in home health care, retail, and extended care markets worldwide; and Dish Network Corp. 0% 12/15/25 (0.9%), together with its subsidiaries, provides pay-TV services in the United States. The company operates in two segments, pay-TV and Wireless.

We appreciate your continued confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through March 31, 2023 (a) (b) (Unaudited)

	Five Months	1 Year	3 year	5 year	10 year	Since Inception (4/20/71)
Bancroft Fund Ltd. (BCV)
NAV Total Return (c)	0.33%	(18.63)%	6.69%	5.07%	7.04%	8.54%
Investment Total Return (d)	(2.45)	(21.23)	6.07	6.05	7.74	9.12
ICE Bank of America U.S. Convertibles Index	2.07	(10.84)	14.95	9.57	9.61	N/A	(e)
Bloomberg Balanced U.S. Convertibles Index	3.95	(8.73)	11.85	7.74	6.51	N/A	(f)

(a)	The Fund’s fiscal year ends on September 30.

(b)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. NAV total returns would have been lower had Gabelli Funds, LLC (the Adviser) not reimbursed certain expenses of the Fund. The ICE Bank of America U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. The Bloomberg Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(c)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. For the period December 2008 through October 2015, distributions were reinvested on the payable date using market prices. For the period May 2006 through November 2008, distributions were reinvested on the payable date using NAV. Total returns and average annual returns were adjusted for the 1987 tender offering (no adjustments were made for the 1982 and 2007 tender offers nor for the 1987 or 2003 rights offerings). Since inception return is based on an initial NAV of $22.92.

(d)	Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Total returns and average annual returns were adjusted for the1987 tender offering (no adjustments were made for the 1982 and 2007 tender offers nor for the 1987 or 2003 rights offerings). Since inception return is based on an initial offering price of $25.00.

(e)	The ICE Bank of America U.S. Convertibles Index inception date is December 31, 1994.

(f)	The Bloomberg Balanced U.S. Convertibles Index inception date is January 1, 2003.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of total investments as of March 31, 2023:

Bancroft Fund Ltd.

Computer Software and Services	17.3%	Security Software	3.7%
Energy and Utilities	12.5%	Airlines	2.7%
Health Care	9.5%	Telecommunications	2.6%
Semiconductors	8.0%	Diversified Industrial	2.3%
Financial Services	6.5%	Food and Beverage	1.4%
Real Estate Investment Trusts	6.2%	Computer Hardware	1.2%
Consumer Services	5.7%	Automotive: Parts and Accessories	0.7%
Business Services	5.5%	Consumer Products	0.5%
Communications Equipment	5.0%	Materials	0.1%
U.S. Government Obligations	4.4%		100.0%
Entertainment	4.2%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Bancroft Fund Ltd.

Schedule of Investments — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 87.1%
	Airlines — 2.7%
$1,465,000	JetBlue Airways Corp.,
	0.500%, 04/01/26	$1,476,945	$1,130,980
2,500,000	Southwest Airlines Co.,
	1.250%, 05/01/25	2,889,299	2,849,375
		4,366,244	3,980,355

	Automotive: Parts and Accessories — 0.7%
1,000,000	Rivian Automotive Inc.,
	4.625%, 03/15/29(a)	1,000,000	1,038,627

	Business Services — 5.5%
3,000,000	2U Inc.,
	2.250%, 05/01/25	2,848,958	2,359,500
2,000,000	BigBear.ai Holdings Inc.,
	6.000%, 12/15/26(a)	2,000,000	1,398,264
2,500,000	Perficient Inc.,
	0.125%, 11/15/26	2,384,769	1,998,722
2,000,000	Shift4 Payments Inc.,
	Zero Coupon, 12/15/25	1,989,414	2,347,201
		9,223,141	8,103,687

	Communications Equipment — 5.0%
3,000,000	InterDigital Inc.,
	3.500%, 06/01/27(a)	3,063,016	3,369,000
2,000,000	Kaleyra Inc.,
	6.125%, 06/01/26(a)	2,004,573	1,582,006
	Lumentum Holdings Inc.
2,000,000	0.500%, 12/15/26	2,081,805	1,740,000
853,000	0.500%, 06/15/28	841,534	653,724
		7,990,928	7,344,730

	Computer Hardware — 1.2%
1,250,000	Desktop Metal Inc.,
	6.000%, 05/15/27(a)	1,250,000	1,812,500

	Computer Software and Services — 17.3%
2,000,000	3D Systems Corp.,
	Zero Coupon, 11/15/26	1,507,874	1,506,250
1,700,000	Akamai Technologies Inc.,
	0.375%, 09/01/27	1,689,643	1,569,793
3,000,000	Bandwidth Inc.,
	0.250%, 03/01/26	3,017,325	2,342,290
1,915,000	Edgio Inc.,
	3.500%, 08/01/25	1,831,447	1,624,521
2,605,000	i3 Verticals LLC,
	1.000%, 02/15/25	2,544,452	2,416,137
1,750,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	1,908,378	1,501,532
1,000,000	MercadoLibre Inc.,
	2.000%, 08/15/28	987,164	3,021,000

Principal Amount		Cost	Market Value
$2,250,000	PAR Technology Corp.,
	2.875%, 04/15/26	$2,143,305	$2,406,187
3,090,000	Progress Software Corp.,
	1.000%, 04/15/26	3,114,081	3,377,370
1,805,000	PROS Holdings Inc.,
	2.250%, 09/15/27	1,799,850	1,726,483
3,156,000	Veritone Inc.,
	1.750%, 11/15/26	2,823,549	2,174,135
1,150,000	Workiva Inc.,
	1.125%, 08/15/26	1,163,873	1,624,582
		24,530,941	25,290,280

	Consumer Products — 0.5%
650,000	Post Holdings Inc.,
	2.500%, 08/15/27(a)	650,000	682,630

	Consumer Services — 5.7%
	Marriott Vacations
	Worldwide Corp.
700,000	Zero Coupon, 01/15/26	664,760	681,100
1,350,000	3.250%, 12/15/27(a)	1,359,426	1,319,625
	NCL Corp. Ltd.
1,360,000	5.375%, 08/01/25	1,591,357	1,470,840
623,000	1.125%, 02/15/27	623,000	446,166
1,200,000	Royal Caribbean Cruises Ltd.,
	6.000%, 08/15/25(a)	1,216,684	1,835,400
2,530,000	Stride Inc.,
	1.125%, 09/01/27	2,392,268	2,519,334
		7,847,495	8,272,465

	Diversified Industrial — 1.3%
450,000	Chart Industries Inc.,
	1.000%, 11/15/24	450,295	972,675
1,464,000	Xometry Inc.,
	1.000%, 02/01/27	1,312,166	981,173
		1,762,461	1,953,848

	Energy and Utilities — 10.2%
750,000	Alliant Energy Corp.,
	3.875%, 03/15/26(a)	750,000	778,814
2,938,000	Array Technologies Inc.,
	1.000%, 12/01/28	2,729,511	3,244,341
850,000	Nabors Industries Inc.,
	1.750%, 06/15/29(a)	918,277	740,350
1,750,000	NextEra Energy Partners LP,
	2.500%, 06/15/26(a)	1,701,873	1,562,750
2,000,000	Northern Oil and Gas Inc.,
	3.625%, 04/15/29(a)	2,115,571	2,144,988
1,250,000	Ormat Technologies Inc.,
	2.500%, 07/15/27(a)	1,250,000	1,403,125
900,000	PPL Capital Funding Inc.,
	2.875%, 03/15/28(a)	900,000	907,817

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Energy and Utilities (Continued)
$1,500,000	Stem Inc.,
	4.250%, 04/01/30(a)	$1,500,000	$1,488,300
1,900,000	Sunnova Energy
	International Inc.,
	2.625%, 02/15/28(a)	1,776,733	1,378,488
1,300,000	The Southern Co.,
	3.875%, 12/15/25(a)	1,300,000	1,321,101
		14,941,965	14,970,074

	Entertainment — 4.2%
	DISH Network Corp.
2,500,000	Zero Coupon, 12/15/25	2,321,335	1,332,500
2,000,000	3.375%, 08/15/26	1,765,255	1,040,000
1,810,000	fuboTV Inc.,
	3.250%, 02/15/26	1,688,642	770,339
1,815,000	Liberty Media Corp.-Liberty Formula One,
	2.250%, 08/15/27(a)	1,747,467	1,957,106
1,050,000	Live Nation Entertainment Inc.,
	3.125%, 01/15/29(a)	1,063,517	1,032,150
		8,586,216	6,132,095

	Financial Services — 3.8%
900,000	Envestnet Inc.,
	2.625%, 12/01/27(a)	911,072	944,550
2,000,000	HCI Group Inc.,
	4.750%, 06/01/42(a)	2,000,000	1,836,250
1,800,000	LendingTree Inc.,
	0.500%, 07/15/25	1,413,934	1,351,440
2,000,000	SoFi Technologies Inc., Zero Coupon,
	10/15/26(a)	1,493,746	1,405,000
		5,818,752	5,537,240

	Food and Beverage — 1.4%
500,000	Freshpet Inc.,
	3.000%, 04/01/28(a)	500,000	582,375
1,500,000	The Chefs’ Warehouse Inc.,
	2.375%, 12/15/28(a)	1,525,323	1,537,107
		2,025,323	2,119,482

	Health Care — 9.5%
2,165,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26	1,727,943	1,528,490
450,000	Collegium Pharmaceutical Inc.,
	2.875%, 02/15/29(a)	450,000	403,649
	CONMED Corp.
880,000	2.625%, 02/01/24	883,033	1,085,480
1,125,000	2.250%, 06/15/27(a)	1,060,202	1,119,938

Principal Amount		Cost	Market Value
	Cutera Inc.
$1,000,000	2.250%, 03/15/26	$1,000,000	$1,005,703
1,750,000	2.250%, 06/01/28(a)	1,750,000	1,301,732
1,040,000	4.000%, 06/01/29(a)	1,040,000	765,884
1,200,000	Halozyme Therapeutics Inc.,
	1.000%, 08/15/28(a)	1,225,915	1,137,000
1,500,000	Insulet Corp.,
	0.375%, 09/01/26	1,531,405	2,247,750
235,000	Integer Holdings Corp.,
	2.125%, 02/15/28(a)	238,222	256,972
940,000	Invacare Corp.,
	4.250%, 03/15/26	940,000	51,700
2,270,000	PetIQ Inc.,
	4.000%, 06/01/26	2,423,103	1,989,655
900,000	Sarepta Therapeutics Inc.,
	1.250%, 09/15/27(a)	901,340	1,081,878
		15,171,163	13,975,831

	Materials — 0.1%
312,000	Danimer Scientific Inc.,
	3.250%, 12/15/26(a)	312,000	141,299

	Real Estate Investment Trusts — 3.7%
1,500,000	Arbor Realty Trust Inc.,
	7.500%, 08/01/25(a)	1,500,000	1,410,000
350,000	Braemar Hotels & Resorts Inc.,
	4.500%, 06/01/26	350,000	320,515
1,500,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	1,623,050	1,277,217
1,000,000	Redwood Trust Inc.,
	7.750%, 06/15/27(a)	1,000,000	870,625
1,710,000	Summit Hotel Properties Inc.,
	1.500%, 02/15/26	1,738,078	1,471,798
		6,211,128	5,350,155

	Security Software — 3.7%
1,495,000	Cardlytics Inc.,
	1.000%, 09/15/25	1,515,283	639,113
465,000	Nice Ltd.,
	Zero Coupon, 09/15/25	465,000	447,562
3,090,000	Verint Systems Inc.,
	0.250%, 04/15/26	3,116,010	2,748,169
1,475,000	Zscaler Inc.,
	0.125%, 07/01/25	1,485,035	1,562,762
		6,581,328	5,397,606

	Semiconductors — 8.0%
2,500,000	Impinj Inc.,
	1.125%, 05/15/27	2,586,853	3,560,867
2,000,000	indie Semiconductor Inc.,
	4.500%, 11/15/27(a)	2,051,405	2,933,332

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors (Continued)
$1,050,000	ON Semiconductor Corp.,
	0.500%, 03/01/29(a)	$1,050,848	$1,096,838
1,500,000	Semtech Corp.,
	1.625%, 11/01/27(a)	1,454,393	1,377,000
	Wolfspeed Inc.
1,759,000	0.250%, 02/15/28	1,814,534	1,474,042
1,375,000	1.875%, 12/01/29(a)	1,385,697	1,224,438
		10,343,730	11,666,517

	Telecommunications — 2.6%
2,020,000	8x8 Inc.,
	0.500%, 02/01/24	2,046,897	1,826,664
	Infinera Corp.
1,250,000	2.500%, 03/01/27	1,213,494	1,531,478
325,000	3.750%, 08/01/28(a)	325,000	440,375
		3,585,391	3,798,517

	TOTAL CONVERTIBLE
	CORPORATE BONDS	132,198,206	127,567,938

Shares
	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
809,253	Amerivon Holdings LLC,
	4.000%(b)	1,294,693	0
272,728	Amerivon Holdings LLC,
	common equity units (b)	0	3
		1,294,693	3
	TOTAL CONVERTIBLE
	PREFERRED STOCKS	1,294,693	3

	MANDATORY CONVERTIBLE SECURITIES(c) — 6.0%
	Diversified Industrial — 1.0%
28,000	Chart Industries Inc., Ser. B,
	6.750%, 12/15/25	1,400,000	1,497,720

	Energy and Utilities — 2.3%
	NextEra Energy Inc.
24,860	6.219%, 09/01/23	1,208,196	1,214,162
30,000	6.926%, 09/01/25	1,408,056	1,390,500
14,800	Spire Inc., Ser. A,
	7.500%, 03/01/24	749,000	743,774
		3,365,252	3,348,436
	Financial Services — 2.7%
2,375	2020 Cash Mandatory
	Exchangeable Trust,
	5.250%, 06/01/23	2,566,951	2,767,469
Shares		Cost	Market Value
32,000	New York Community
	Capital Trust V,
	6.000%, 11/01/51	$1,317,007	$1,238,400
		3,883,958	4,005,869

	TOTAL MANDATORY CONVERTIBLE SECURITIES	8,649,210	8,852,025

	COMMON STOCKS — 2.5%
	Real Estate Investment Trusts — 2.5%
18,136	Crown Castle Inc.	2,032,617	2,427,322
16,100	Innovative Industrial Properties Inc.	1,001,458	1,223,439
		3,034,075	3,650,761

	TOTAL COMMON STOCKS	3,034,075	3,650,761

Principal Amount
U.S. GOVERNMENT OBLIGATIONS — 4.4%
$6,430,000	U.S. Treasury Bills,
4.562% to 4.743%†,
04/20/23 to 06/22/23	6,373,328	6,372,544

TOTAL INVESTMENTS — 100.0%	$151,549,512	146,443,271

Other Assets and Liabilities (Net)	361,876

PREFERRED SHARES
(1,196,413 preferred shares outstanding)	(29,910,325)

NET ASSETS — COMMON SHARES
(5,878,043 common shares outstanding)	$116,894,822

NET ASSET VALUE PER COMMON SHARE
($116,894,822 ÷ 5,878,043 shares outstanding)	$19.89

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $151,549,512)	$146,443,271
Cash	25,626
Receivable for investments sold	1,148,180
Dividends and interest receivable	762,708
Deferred offering expense	196,049
Prepaid expenses	931
Total Assets	148,576,765
Liabilities:
Distributions payable	22,329
Payable for investments purchased	1,500,000
Payable for investment advisory fees	95,355
Payable for payroll expenses	16,642
Payable for accounting fees	7,750
Other accrued expenses	129,542
Total Liabilities	1,771,618
Preferred Shares:
Series A Cumulative Preferred Shares (5.375%, $25 liquidation value, $0.01 par value, unlimited shares authorized with 1,196,413 shares issued and outstanding)	29,910,325
Net Assets Attributable to Common Shareholders	$116,894,822
Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$122,021,405
Total accumulated loss	(5,126,583)
Net Assets	$116,894,822
Net Asset Value per Common Share:
($116,894,822 ÷ 5,878,043 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$19.89

Statement of Operations

For the Period November 1, 2022 to March 31, 2023 (Unaudited)

Investment Income:
Dividends	$279,801
Interest	1,378,988
Total Investment Income	1,658,789
Expenses:
Investment advisory fees	446,514
Trustees’ fees	56,798
Shareholder communications expenses	40,433
Legal and audit fees	31,076
Payroll expenses	29,566
Shareholder services fees	23,109
Accounting fees	18,750
Custodian fees	6,538
Miscellaneous expenses	25,769
Total Expenses	678,553
Less:
Expenses paid indirectly by broker (See Note 5)	(1,233)
Net Expenses	677,320
Net Investment Income	981,469
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	5,109,276
Net change in unrealized appreciation/depreciation: on investments	(3,104,065)
Net Realized and Unrealized Gain/(Loss) on Investments	2,005,211
Net Increase in Net Assets Resulting from Operations	2,986,680
Total Distributions to Preferred Shareholders	(670,267)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$2,316,413

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Statement of Changes in Net Assets Attributable to Common Shareholders

	For the Period November 1, 2022 to March 31, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:
Net investment income	$981,469	$821,864
Net realized gain on investments	5,109,276	5,562,229
Net change in unrealized appreciation/depreciation on investments	(3,104,065)	(55,188,647)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,986,680	(48,804,554)

Distributions to Preferred Shareholders from Accumulated Earnings	(670,267)*	(1,612,500)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	2,316,413	(50,417,054)
Distributions to Common Shareholders:
Accumulated earnings	(3,749,856)*	(22,838,478)
Return of capital	—	(276,677)
Total Distributions to Common Shareholders	(3,749,856)	(23,115,155)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	927,329	9,754,495
Net decrease from repurchase of common shares	(241,850)	(1,125,238)
Net increase in net assets from repurchase of preferred shares	7,681	—
Net Increase in Net Assets from Fund Share Transactions	693,160	8,629,257
Net Decrease in Net Assets Attributable to Common Shareholders	(740,283)	(64,902,952)

Net Assets Attributable to Common Shareholders:
Beginning of year	117,635,105	182,538,057
End of period	$116,894,822	$117,635,105

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	For the
	Period
	November 1,
	2022		Year Ended October 31,
	to March 31,
	31, 2023
	(Unaudited)		2022	2021	2020	2019	2018
Operating Performance:
Net asset value, beginning of year	$20.15		$33.08	$28.83	$25.92	$24.22	$24.24
Net investment income	0.17		0.18	0.24	0.42	0.44	0.25
Net realized and unrealized gain/(loss) on investments	0.34		(8.48)	7.60	4.65	4.05	1.11
Total from investment operations	0.51		(8.30)	7.84	5.07	4.49	1.36
Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.03)	(0.04)	(0.03)	(0.05)	(0.19)
Net realized gain	(0.10	)*	(0.25)	(0.26)	(0.27)	(0.26)	(0.12)
Total distributions to preferred shareholders	(0.11)		(0.28)	(0.30)	(0.30)	(0.31)	(0.31)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.40		(8.58)	7.54	4.77	4.18	1.05
Distributions to Common Shareholders:
Net investment income	(0.10	)*	(0.40)	(0.39)	(0.22)	(0.45)	(0.71)
Net realized gain	(0.54	)*	(3.68)	(2.82)	(1.62)	(1.95)	(0.45)
Return of capital	—		(0.05)	—	—	—	—
Total distributions to common shareholders	(0.64)		(4.13)	(3.21)	(1.84)	(2.40)	(1.16)
Fund Share Transactions:
Increase in net asset value from common share transactions	—		—	—	0.02	0.04	0.11
Decrease in net asset value from common shares issued upon reinvestment of distributions	(0.03)		(0.24)	(0.08)	(0.04)	(0.12)	(0.02)
Increase in net asset value from repurchase of common shares	0.01		0.02	—	—	—	—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	—	—	—	—	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—	—	—	—	(0.00	)(b)
Total Fund share transactions	(0.02)		(0.22)	(0.08)	(0.02)	(0.08)	0.09
Net Asset Value Attributable to Common
Shareholders, End of Period	$19.89		$20.15	$33.08	$28.83	$25.92	$24.22
NAV total return †	0.33%		(29.46)%	27.11%	19.55%	18.41%	4.58%
Market value, end of period	$16.99		$17.75	$30.07	$24.63	$23.94	$20.41
Investment total return ††	(2.45)%		(30.38)%	35.57%	11.08%	31.92%	(1.77)%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred
shares, end of period (in 000’s)	$146,805		$147,635	$212,538	$183,528	$166,161	$153,926
Net assets attributable to common shares, end of period (in 000’s)	$116,895		$117,635	$182,538	$153,528	$136,161	$123,926
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.00	%(c)	0.59%	0.71%	1.56%	1.77%	1.17%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)	1.38	%(c)	1.15%	1.11%	1.24%	1.33%	1.22%

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	For the
	Period
	November 1,
	2022	Year Ended October 31,
	to March 31,
	2023
	(Unaudited)	2022	2021	2020	2019	2018
Portfolio turnover rate	20%	52%	33%	58%	42%	43%

Cumulative Preferred Shares:
5.375% Series A Preferred
Liquidation value, end of period (in 000’s)	$29,910	$30,000	$30,000	$30,000	$30,000	$30,000
Total shares outstanding (in 000’s)	1,196	1,200	1,200	1,200	1,200	1,200
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (f)	$23.70	$24.68	$25.72	$25.65	$25.36	$25.24
Asset coverage per share	$122.70	$123.03	$177.12	$152.94	$138.47	$128.27
Asset Coverage	491%	492%	708%	612%	554%	513%

†	Based on net asset value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, this expense ratio for the period November 1, 2022 to March 31, 2023 would have been 1.39%. For the years ended October 31, 2022, 2021, 2020, 2019, and 2018, there was no impact on the expense ratios.

(e)	Ratios of operating expenses to average net assets including liquidation value of preferred shares for the period November 1, 2022 to March 31, 2023 and the years ended October 31, 2022, 2021, 2020, 2019, and 2018 were 1.10%, 0.95%, 0.95%, 1.02%, 1.07%, and 0.99%, respectively.

(f)	Based on weekly prices.

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited)

1.  Organization. Bancroft Fund Ltd. was organized in April 1971 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations in April 1971. On February 15, 2023, the Board approved a change on the fiscal year end of the Fund from October 31 to September 30, effective as of September 30, 2023. This report reflects the activity of the Fund for the five months ended March 31, 2023.

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 03/31/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (b)	—	$127,567,938	—	$127,567,938
Convertible Preferred Stocks (b)	—	—	$3	3
Mandatory Convertible Securities:
Energy and Utilities	$2,604,662	743,774	—	3,348,436
Financial Services	1,238,400	2,767,469	—	4,005,869
Other Industries (b)	1,497,720	—	—	1,497,720
Total Mandatory Convertible Securities	5,340,782	3,511,243	—	8,852,025
Common Stocks (b)	3,650,761	—	—	3,650,761
U.S. Government Obligations	—	6,372,544	—	6,372,544
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$8,991,543	$137,451,725	$3	$146,443,271

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the period ended March 31, 2023, the Fund did not have any transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the period ended March 31, 2023, the Fund did not incur periodic expenses charged by Acquired Funds.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 20% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2023, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fess. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to 5.375% Series A Preferred Shares are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the fiscal year ended October 31, 2022 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$2,243,112	$158,374
Net long term capital gains	20,595,366	1,454,126
Return of capital	276,677	—
Total distributions paid	$23,115,155	$1,612,500

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$151,549,512	$11,212,623	$(16,318,864)	$(5,106,241)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the period ended March 31, 2023, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 0.80% of the first $100,000,000 of the Fund’s average weekly net assets including the liquidation value of preferred shares and 0.55% of the Fund’s average weekly net assets including the liquidation value of preferred shares in excess of $100,000,000. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

4.  Portfolio Securities. Purchases and sales of securities during the period ended March 31, 2023, other than short term securities and U.S. Government obligations, aggregated $28,361,735 and $35,783,045, respectively.

5. Transactions with Affiliates and Other Arrangements. During the period ended March 31, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,233.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the period ended March 31, 2023, the Fund accrued $18,750 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the period ended March 31, 2023, the Fund accrued $29,566 in payroll expenses in the Statement of Operations.

The Fund pays each Independent Trustee and certain Interested Trustees retainers and per meeting fees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of its common shares on the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the period ended March 31, 2023 and the fiscal year ended October 31, 2022, the Fund repurchased and retired 14,049 and 55,950, of its common shares at investments of $241,850 and $1,125,238 respectively, and at average discounts of approximately 13.96% and 11.82% from its NAV.

Transactions in common shares of beneficial interest for the period ended March 31, 2023 and the fiscal year ended October 31, 2022 were as follows:

	Period Ended
	March 31, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Amount	Shares	Amount

Net increase in net assets from common shares issued upon reinvestment of distributions	53,634	$927,329	376,622	$9,754,495
Net decrease from repurchase of common shares	(14,049)	(241,850)	(55,950)	(1,125,238)
Net increase from transactions in Fund shares	39,585	$685,479	320,672	$8,629,257

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

On August 9, 2016, the Fund issued 1,200,000 shares of 5.375% Series A Cumulative Preferred (Series A Preferred). At any time, the Fund, at its option, may redeem its Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the period ended March 31, 2023, the Fund repurchased and retired 3,587 Series A Preferred at an investment of $81,994 and at an average discount of approximately 8.61% to the liquidation preference. During the fiscal year ended October 31, 2022, the Fund did not repurchase any Series A Preferred. At March 31, 2023, 1,196,413 Series A Preferred were outstanding and accrued dividends amounted to $22,329.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Series A Preferred, par value $0.01. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7.  Convertible Securities Concentration. It is the Fund’s policy to invest at least 65% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, the Fund’s mandatory convertible securities include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock.

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 22, 2023 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 22, 2023. At that meeting common and preferred shareholders, voting together as a single class, re-elected Kinchen C. Bizzell, James P. Conn, and Frank J. Fahrenkopf, Jr. as Trustees of the Fund, with 4,486,940 votes, 4,521,161 votes, and 4,483,402 votes cast in favor of these Trustees, and 317,095 votes, 282,875 votes, and 320,634 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Michael J. Melarkey as a Trustee of the Fund, with 727,037 votes cast in favor of this Trustee and 38,127 votes withheld for this Trustee. Mario J. Gabelli, Elizabeth C. Bogan, Daniel D. Harding, Agnes Mullady, Kuni Nakamura, Michael J. Melarkey, Jane D. O’Keeffe, Nicolas W. Platt, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

BANCROFT FUND LTD.

AND YOUR PERSONAL PRIVACY

Who are we?

The Bancroft Fund Ltd. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the NYSE American, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Bancroft Fund Ltd.

One Corporate Center

Rye, NY 10580-1422

(Y)our Portfolio Management Team Biographies

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

The net asset value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The net asset value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the net asset value is “XBCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Kinchen C. Bizzell
Former Managing Director,
CAVU Securities

Elizabeth C. Bogan
Former Senior Lecturer in
Economics
Princeton University

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Frank J. Fahrenkopf, Jr.
Former President &
Chief Executive Officer,
American Gaming Association

Daniel D. Harding
Managing General Partner,
Global Equity Income Fund

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Jane D. O'Keeffe
Former Portfolio Manager,
Gabelli Funds, LLC

Nicolas W. Platt
Former Managing Director,
FTI Consulting, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

James A. Dinsmore, CFA
President

John C. Ball
Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Laurissa M. Martire
Vice President & Ombudsman

Bethany A. Uhlein
Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and Trust
Company

BCV Q1/2023

GABELLI FUNDS

BANCROFT FUND LTD.

BCV

Semiannual Report
March 31, 2023

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 11/01/2022 through 11/30/2022	Common – 7,849 Preferred Series A – 1,000	Common – $17.23 Preferred Series A – $23.00	Common – 7,849 Preferred Series A – 1,000	Common – 5,838,458 - 7,849 = 5,830,609 Preferred Series A – 1,200,000 - 1,000 = 1,199,000
Month #2 12/01/2022 through 12/31/2022	Common – 2,700 Preferred Series A – N/A	Common – $17.42 Preferred Series A – $22.79	Common – 2,700 Preferred Series A – 2,000	Common – 5,830,609 - 2,700 = 5,881,543 Preferred Series A – 1,199,000 - 2,000 = 1,197,000
Month #3 01/01/2023 through 01/31/2023	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,881,543 Preferred Series A – 1,197,000
Month #4 02/01/2023 through 02/28/2023	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,881,543 Preferred Series A – 1,197,000
Month #5 03/01/2023 through 03/31/2023	Common – 3,500 Preferred Series A – 587	Common – $16.55 Preferred Series A – $22.79	Common – 3,500 Preferred Series A – 587	Common – 5,881,543 - 3,500 = 5,878,043 Preferred Series A – 1,197,000 - 587 = 1,196,413
Total	Common – 14,049 Preferred Series A – 3,587	Common – $17.02 Preferred Series A – $22.85	Common – 14,049 Preferred Series A – 3,587	N/A

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bancroft Fund Ltd.

By (Signature and Title)*	/s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date	June 2, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 2, 2023

* Print the name and title of each signing officer under his or her signature.